Note 4 - Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Time deposits	$ 2,437	$ 1,913
Savings and checking accounts	29,803	26,436
Money market funds	165	163
Petty cash	9	8
Total	$ 32,414	$ 28,520